Borrowings and derivative financial instrument - 2026 and 2029 Notes (Details) R in Millions, $ in Millions		12 Months Ended
	Nov. 16, 2021 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		R 36,618	R 22,728	R 20,298
Interest charge		1,946	1,192	1,046
Unwinding of amortised cost		688	359	216
Accrued interest paid		(1,947)	(1,175)	(1,061)
Loss on foreign exchange differences		344	2,105	1,417
Balance at end of the year		41,687	36,618	22,728
Current portion of balance		(552)	(11,672)	(122)
Non-current portion of borrowings		41,135	24,946	22,606
US$675 million senior notes due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.00%
Face amount of debt | $	$ 675
Debt term	5 years
US$525 million senior notes due 2029
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.50%
Face amount of debt | $	$ 525
Debt term	8 years
2026 and 2029 Notes
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		22,042	20,140	18,785
Interest charge		928	932	829
Unwinding of amortised cost		98	80	68
Accrued interest paid		(932)	(951)	(844)
Loss on foreign exchange differences		218	1,841	1,302
Balance at end of the year		22,354	22,042	20,140
Current portion of balance		(118)	(116)	(107)
Non-current portion of borrowings		R 22,236	R 21,926	R 20,033